UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: August 31

Date of reporting period: July 1, 2022 – July 22, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX

Fund Name: Securian AM Real Asset Income Fund

Reporting Period July 1, 2022 - July 22, 2022

Meeting Type	Contested	MeetingDate	Ballot Shares	Shares on Loan	Vote Date	Security ID	ISIN	Ticker	Proponent	Proposal	Proposal Description	Management Recommendation	Vote Decision	With Or Against Management
Annual	No	7/25/2022	12222	0	6/28/2022	09255X100	US09255X1000	FRA	Management	1	Elect Frank J. Fabozzi	For	For	With
Annual	No	7/25/2022	12222	0	6/28/2022	09255X100	US09255X1000	FRA	Management	2	Elect Robert Fairbairn	For	For	With
Annual	No	7/25/2022	12222	0	6/28/2022	09255X100	US09255X1000	FRA	Management	3	Elect J. Phillip Holloman	For	For	With
Special	No	8/4/2022	2900	0	7/21/2022	024835100	US0248351001	ACC	Management	1	Acquisition by Blackstone	For	For	With
Special	No	8/4/2022	2900	0	7/21/2022	024835100	US0248351001	ACC	Management	2	Advisory Vote on Golden Parachutes	For	Against	Against
Special	No	8/4/2022	2900	0	7/21/2022	024835100	US0248351001	ACC	Management	3	Right to Adjourn Meeting	For	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*	/s/ Maureen Quill
Maureen Quill, President & Principal Executive Officer

Date	August 24, 2022

*	Print the name and title of each signing officer under his or her signature.